Note H - Resalable Software Licenses Rights (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of Intangible Assets		$ 81,237	$ 54,231	$ 298,113	$ 216,069
Software License Rights [Member]
Payments to Acquire Software	$ 180,000
Finite-Lived Intangible Asset, Useful Life	10 years
The 2015 Software License [Member]
Cumulative Amount of Amortization Expense, Net of Credits				141,190
Software License Rights				0	48,752
Amortization of Intangible Assets				$ 48,752	$ 10,130